SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payments [Abstract]
Summary of share-based payment expense
The following table sets forth the total share-based payment expense for the years ended December 31, in relation to all directors and employees of the Company. Refer to Note 24—Related parties of these consolidated financial statements for specific disclosures on key management personnel remuneration:

	2025	2024	2023

Equity-settled share-based payment expense	26	18	18
Cash-settled share-based payment expense	5	18	3
Total share-based compensation expense	31	36	21

Summary of share-based payment liability
The following table sets forth the total share-based payment liability in relation to all directors and employees of the Company.

	2025	2024

Current liability	7	6
Non-current liability	5	9
Total liability for share-based payments	12	15

Summary of Roll-forward of shared-based payments
The following is the movement of shares granted during the year ended December 31, 2025 and 2024:

	2025		2024
Market performance conditions	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	32,156,279	$0.80	28,967,451	$0.65
Granted	—	—	18,485,474	0.80
Forfeited	(4,300,965)	0.78	(15,296,646)	0.51
Vested and settled **	—	—	—	—
As of December 31,	27,855,314	$0.81	32,156,279	$0.80
Of which:
Vested, transfer in progress ***	(18,108,066)	$0.64	—	$—
Unvested, as of December 31,	9,747,248	$1.10	—	$—

	2025		2024
Non-market performance conditions	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	16,856,239	$0.77	13,940,700	$0.65
Granted	1,085,773	0.71	14,089,211	0.80
Forfeited	(3,148,142)	0.76	(1,964,551)	0.61
Vested and settled **	(5,269,492)	0.58	(9,209,121)	0.66
As of December 31,	9,524,378	$0.88	16,856,239	$0.77
Of which:
Vested, transfer in progress ***	(6,123,957)	$0.63	(7,221,457)	$0.55
Unvested, as of December 31,	3,400,421	$1.33	9,634,782	$0.94
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
** Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods.
*** Vested, transfer in progress include all awards which are fully vested as at December 31, 2025 but in process of transfer to the award holders, whether granted and vested in current or previous periods.
Note 24—Related parties of these consolidated financial statements for the Key Management Personnel, while further information for the share based portion of the STI compensation expense is disclosed below.

	2025		2024
	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	5,771,196	$0.82	5,486,625	$0.72
Granted	1,134,075	1.82	5,465,163	0.94
Forfeited	(45,394)	1.29	—	—
Vested and settled **	(4,243,998)	0.83	(5,180,592)	0.84
As of December 31,	2,615,879	$1.23	5,771,196	$0.82
Of which:
Vested, transfer in progress ***	(1,632,725)	$1.26	(1,059,550)	$0.95
Unvested, as of December 31,	983,154	$1.18	4,711,646	$0.79
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods.
*** Vested, transfer in progress include all awards which are fully vested as at December 31, 2025 but in process of transfer to the award holders, whether granted and vested in current or previous periods..

	2025		2024
	Awards*	Weighted Average Fair Value	Awards*	Weighted Average Fair Value

As of January 1,	19,864,641	$1.02	8,649,036	$0.78
Granted	250,000	1.76	21,921,969	1.00
Forfeited	(224,087)	0.95	—	—
Vested and settled **	(3,890,572)	0.95	(10,706,364)	0.79
As of December 31,	15,999,982	$1.05	19,864,641	$1.02
Of which:
Vested, transfer in progress ***	—	$—	(3,890,572)	$0.95
Unvested, as of December 31,	15,999,982	$1.05	15,974,069	$1.04
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods.
*** Vested, transfer in progress include all awards which are fully vested as at December 31, 2025 but in process of transfer to the award holders, whether granted and vested in current or previous periods.
The following is the movement of shares granted during the year ended December 31, 2025:

	2025
Market performance conditions	Awards*	Weighted Average Fair Value at grant date

As of January 1,	—	$—
Granted	14,329,275	$0.74
Forfeited	—	$—
Vested and settled **	—	$—
As of December 31,	14,329,275	$0.74

	2025
Non-market performance conditions	Awards*	Weighted Average Fair Value at grant date

As of January 1,	—	$—
Granted	1,176,400	$2.16
Forfeited	—	$—
Vested and settled **	—	$—
As of December 31,	1,176,400	$2.16

	2025
Service conditions	Awards*	Weighted Average Fair Value at grant date

As of January 1,	—	$—
Granted	685,000	$1.60
Forfeited	—	$—
Vested and settled **	—	$—
As of December 31,	685,000	$1.60
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods

Summary of Fair value assumptions share-based payments
Since there are no grants awarded under the LTIP in 2025, the following table only sets forth the range of principal assumptions applied by VEON in determining the fair value of equity settled share based payment instruments with market performance conditions granted in 2024 and for liability settled awards with market performance conditions granted in previous years remeasured during the year ended December 31, 2025 and 2024:

Assumptions used in fair value models for equity-settled awards granted in 2024 and for the remeasurement of liability-classified market condition awards as of December 31, 2025 and 2024	2025 Range	2024 Range
Annual risk-free rates of return and discount rates (%)	3.36%	2.42%— 4.33%
Long-term dividend yield (%)	—%	—%
Volatility of share price (%)	55.18%	31.35%—82.75%
Share price (p)*	$2.10	$0.93— $1.60
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
The following table sets forth the range of principal assumptions applied by VEON in determining the fair value of equity settled share based payment instruments with market performance conditions and for liability-settled awards with market performance conditions remeasured during the year ended December 31, 2025:

Assumptions affecting inputs to fair value models for equity-settled awards granted in 2025 and for liability-settled awards for remeasurement as of December 31, 2025 of market condition awards	2025 Range
Annual risk-free rates of return and discount rates (%)	3.54%—4.05%
Long-term dividend yield (%)	—%
Volatility of share price (%)	43.09%—50.24%
Share price (p)*	$1.96—$2.32
* To ensure data consistency, all awards were converted to VEON common share price equivalents.